CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Changes in assets/liabilities components (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net decrease (increase) in assets
Trade receivables	$ 3,262	$ (6,295)	$ (624)
Other receivables	113	(1,375)	(1,133)
Inventories	465	(17)	46
Total	3,840	(7,687)	(1,711)
Net increase (decrease) in liabilities
Trade payables	(16,964)	(12,041)	559
Salaries and social security payables	1,273	435	557
Taxes payables	984	(3,123)	(2,192)
Other liabilities and Provisions	(4,149)	(3,583)	(1,132)
Total	$ (18,856)	$ (18,312)	$ (2,208)